Condensed Statement of Changes in Stockholders/Partners Equity (Unaudited) (USD $)	Common Stock	Membership Units	Par Value in Excess of Reorganization Value	Partners Capital	Deficit Accumulated During the Development Stage	Total
Beginning Balance at at Dec. 31, 2010	$ 390,493	$ 0	$ (339,950)		$ (62,006)
Beginning Balance (in shares) at at Dec. 31, 2010	39,049,340	0
Stock Issued During Period	25,250
Stock Issued During Period (in shares)	2,525,000
Net Loss					(16,211)
Ending Balance at at Dec. 31, 2011	0	0	0	75,793	(78,217)
Ending Balance (in shares) at at Dec. 31, 2011	0	41,574,340
Stock Issued During Period	0
Stock Issued During Period (in shares)	0
Net Loss					0	0
Ending Balance at at Mar. 31, 2012	$ 0	$ 0	$ 0	$ 75,793	$ (78,217)
Ending Balance (in shares) at at Mar. 31, 2012	0	41,574,340